Consolidated Schedule of Investments (unaudited)	iShares® MSCI India Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.6%
Allcargo Logistics Ltd.	125,072	$555,774
Blue Dart Express Ltd.	8,053	702,306
Mahindra Logistics Ltd.(a)	48,718	425,612
TCI Express Ltd.	22,726	647,632
		2,331,324
Airlines — 0.1%
SpiceJet Ltd.(b)	408,186	381,191

Auto Components — 3.5%
Apollo Tyres Ltd.	538,835	1,465,117
Asahi India Glass Ltd.	103,122	661,043
Ceat Ltd.	37,751	590,172
Endurance Technologies Ltd.(a)	59,671	1,324,916
Exide Industries Ltd.	649,045	1,403,724
Mahindra CIE Automotive Ltd.(b)	192,958	612,636
Minda Industries Ltd.	120,840	1,454,736
Sundaram Clayton Ltd.	8,583	510,794
Sundram Fasteners Ltd.	160,450	1,870,089
Suprajit Engineering Ltd.	117,409	649,673
Tube Investments of India Ltd.	163,604	3,542,449
		14,085,349
Automobiles — 0.7%
TVS Motor Co. Ltd.	322,461	2,945,604

Banks — 3.4%
AU Small Finance Bank Ltd.(a)(b)	132,774	1,937,316
Canara Bank(b)	615,661	1,630,474
City Union Bank Ltd.	614,298	1,180,840
DCB Bank Ltd.(b)	18,775	20,478
Equitas Small Finance Bank Ltd.(a)(b)	388,643	311,835
Federal Bank Ltd.	2,618,077	3,018,922
IDFC First Bank Ltd.(b)	5,165,097	3,057,293
Karur Vysya Bank Ltd. (The)	664,600	423,230
RBL Bank Ltd.(a)(b)	610,188	1,480,205
Yes Bank Ltd., (Acquired 03/16/20, Cost: $3,554,476)(c)	4,044,378	579,636
		13,640,229
Beverages — 1.2%
Radico Khaitan Ltd.	124,753	1,870,233
Varun Beverages Ltd.	257,177	3,048,672
		4,918,905
Building Products — 2.2%
Astral Ltd.	153,419	4,496,531
Blue Star Ltd.	98,058	1,239,979
Cera Sanitaryware Ltd.	8,828	587,523
Kajaria Ceramics Ltd.	134,968	2,048,012
Prince Pipes and Fittings Ltd.	46,674	452,440
		8,824,485
Capital Markets — 4.2%
Angel One Ltd.	35,044	472,950
BSE Ltd.	37,436	777,014
Central Depository Services India Ltd.	86,887	1,678,424
CRISIL Ltd.	24,703	1,021,944
Dhani Services Ltd.(b)	357,774	785,876
Edelweiss Financial Services Ltd.	874,327	777,786
ICICI Securities Ltd.(a)	136,848	1,332,537
IDFC Ltd.(b).	1,896,238	1,260,646
IIFL Wealth Management Ltd.	59,993	1,192,232
Indian Energy Exchange Ltd.(a)	248,235	2,458,386
Security	Shares	Value

Capital Markets (continued)
JM Financial Ltd.	728,128	$688,915
Motilal Oswal Financial Services Ltd.	62,342	784,106
Multi Commodity Exchange of India Ltd.	42,324	901,546
Nippon Life India Asset Management Ltd.(a)	210,106	1,022,980
Tata Investment Corp. Ltd.	21,463	400,324
UTI Asset Management Co. Ltd.	75,327	1,098,899
		16,654,565
Chemicals — 12.2%
Aarti Industries Ltd.	338,313	4,224,279
Advanced Enzyme Technologies Ltd.	75,868	331,111
Akzo Nobel India Ltd.	15,455	423,369
Alkyl Amines Chemicals.	21,661	918,363
Atul Ltd.	25,102	2,902,626
Balaji Amines Ltd.	16,498	657,631
BASF India Ltd.	18,362	662,788
Bayer CropScience Ltd./India	22,878	1,400,673
Carborundum Universal Ltd.	177,100	2,161,113
Castrol India Ltd.	671,357	1,156,323
Chambal Fertilizers and Chemicals Ltd.	282,205	1,363,920
Chemplast Sanmar Ltd.(b)	67,072	511,033
Clean Science and Technology(b)	36,048	1,026,171
Coromandel International Ltd.	199,165	1,959,577
Deepak Fertilisers & Petrochemicals Corp. Ltd.	92,083	456,417
Deepak Nitrite Ltd.	115,719	3,261,474
EID Parry India Ltd.	120,206	743,800
Fine Organic Industries Ltd.	13,006	620,902
Finolex Industries Ltd.	419,693	1,181,508
Galaxy Surfactants Ltd.	18,048	664,473
Gujarat Fluorochemicals Ltd.(b)	37,280	975,672
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	131,861	744,196
Gujarat State Fertilizers & Chemicals Ltd.	304,270	451,633
Indigo Paints Ltd.(b)	16,143	476,706
Jubilant Ingrevia Ltd.	108,110	793,931
Kansai Nerolac Paints Ltd.	158,169	1,254,892
Laxmi Organic Industries Ltd.	79,665	437,109
Linde India Ltd.	36,179	1,204,709
Navin Fluorine International Ltd.	54,614	2,718,825
NOCIL Ltd.	169,450	508,220
Polyplex Corporation Ltd.	21,307	523,273
Rain Industries Ltd.	285,364	752,489
Rallis India Ltd.	131,994	436,481
Rossari Biotech Ltd.	23,355	402,149
Solar Industries India Ltd.	46,064	1,696,282
Sumitomo Chemical India Ltd.	169,395	839,072
Supreme Industries Ltd.	107,773	3,113,385
Supreme Petrochem Ltd.	55,839	488,799
Tata Chemicals Ltd.	280,984	3,260,420
Vinati Organics Ltd.	43,601	1,093,953
		48,799,747
Commercial Services & Supplies — 0.1%
SIS Ltd.(b)	62,298	398,644

Communications Equipment — 0.4%
Sterlite Technologies Ltd.	269,333	989,015
Tejas Networks Ltd.(a)(b)	96,653	587,808
		1,576,823
Construction & Engineering — 3.1%
Dilip Buildcon Ltd.(a)	62,026	435,866
Engineers India Ltd.	429,166	409,211

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
IRB Infrastructure Developers Ltd.(b)	208,725	$570,135
Kalpataru Power Transmission Ltd.	113,704	588,564
KEC International Ltd.	196,308	1,110,490
KNR Constructions Ltd.	214,746	805,682
NBCC India Ltd.	1,221,731	654,927
NCC Ltd./India.	672,632	634,349
PNC Infratech Ltd.	152,358	622,593
Praj Industries Ltd.	118,895	512,584
Sterling & Wilson Solar Ltd.(b)	68,027	361,803
Voltas Ltd.	364,815	5,825,456
		12,531,660
Construction Materials — 3.1%
Birla Corp. Ltd.	45,733	821,065
Dalmia Bharat Ltd.	127,004	3,163,208
HeidelbergCement India Ltd.	115,358	338,043
India Cements Ltd. (The)	236,631	578,474
JK Cement Ltd.	59,001	2,546,434
JK Lakshmi Cement Ltd.	99,834	843,720
Nuvoco Vistas Corp. Ltd.(b)	138,416	978,641
Prism Johnson Ltd.(b)	213,530	348,991
Ramco Cements Ltd. (The)	220,206	2,760,733
		12,379,309
Consumer Finance — 3.0%
Cholamandalam Financial Holdings Ltd.	159,275	1,480,689
CreditAccess Grameen Ltd.(b)	79,293	531,708
Mahindra & Mahindra Financial Services Ltd.	1,048,254	2,161,181
Manappuram Finance Ltd.	861,723	1,872,863
MAS Financial Services Ltd.(a).	28,666	261,788
Paisalo Digital Ltd.	43,058	551,743
Poonawalla Fincorp Ltd.(b)	259,458	625,924
Shriram City Union Finance Ltd.	39,200	1,161,069
Spandana Sphoorty Financial Ltd.(b)	33,686	178,477
Sundaram Finance Ltd.	102,828	3,096,311
		11,921,753
Containers & Packaging — 0.1%
EPL Ltd.	214,187	563,892

Diversified Financial Services — 1.4%
Aditya Birla Capital Ltd.(b)	778,957	1,130,890
L&T Finance Holdings Ltd.(b)	1,255,025	1,254,825
REC Ltd.	1,675,569	2,999,871
		5,385,586
Diversified Telecommunication Services — 1.1%
HFCL Ltd.	984,495	940,578
Tata Communications Ltd.	193,441	3,340,581
Tata Teleservices Maharastra Ltd.(b)	27,437	41,090
		4,322,249
Electric Utilities — 0.8%
CESC Ltd.	1,012,182	1,177,337
Torrent Power Ltd.	285,437	2,094,463
		3,271,800
Electrical Equipment — 3.1%
ABB Power Products & Systems India Ltd.	14,383	506,450
Amara Raja Batteries Ltd.	159,414	1,310,308
Bharat Heavy Electricals Ltd.(b)	1,477,134	1,156,438
CG Power and Industrial Solutions Ltd.(b)	917,550	1,829,541
Finolex Cables Ltd.	117,416	885,592
Graphite India Ltd.	99,457	539,716
HEG Ltd.	19,647	471,699
Security	Shares	Value

Electrical Equipment (continued)
KEI Industries Ltd.	91,733	$1,348,846
Olectra Greentech Ltd.(b)	55,711	610,873
Polycab India Ltd.	63,316	1,941,779
Suzlon Energy Ltd.(b)	8,271,562	753,936
V-Guard Industries Ltd.	291,986	951,409
		12,306,587
Electronic Equipment, Instruments & Components — 0.4%
Redington India Ltd.	862,391	1,687,067

Entertainment — 0.8%
Chennai Super Kings Cricket Ltd.(d)	206,787	28
Inox Leisure Ltd.(b).	103,795	552,795
Nazara Technologies Ltd.(b)	12,918	385,293
PVR Ltd.(b)	77,337	1,409,555
Saregama India Ltd.	11,451	650,232
		2,997,903
Equity Real Estate Investment Trusts (REITs) — 1.3%
Brookfield India Real Estate Trust(a)	179,833	678,461
Embassy Office Parks REIT	723,795	3,469,092
Mindspace Business Parks REIT(a)	251,566	1,060,477
		5,208,030
Food Products — 1.0%
Avanti Feeds Ltd.	92,475	646,803
Balrampur Chini Mills Ltd.	213,803	887,137
Bombay Burmah Trading Co.	29,598	391,650
CCL Products India Ltd.	124,151	665,326
Kaveri Seed Co. Ltd.	41,826	278,243
Shree Renuka Sugars Ltd.(b)	902,932	297,964
Triveni Engineering & Industries Ltd.	123,067	338,157
Zydus Wellness Ltd.	21,595	563,489
		4,068,769
Gas Utilities — 1.4%
Gujarat Gas Ltd.	292,024	2,600,477
Gujarat State Petronet Ltd.	478,691	1,997,935
Mahanagar Gas Ltd.	92,186	1,121,578
		5,719,990
Health Care Equipment & Supplies — 0.1%
Poly Medicure Ltd.	40,674	559,883

Health Care Providers & Services — 3.1%
Aster DM Healthcare Ltd.(a)(b)	211,900	541,612
Dr Lal PathLabs Ltd.(a)	56,089	2,829,766
Fortis Healthcare Ltd.(b)	768,630	2,874,031
Krishna Institute Of Medical Sciences Ltd.(a)	27,159	448,425
Max Healthcare Institute Ltd.(b)	491,719	2,489,701
Metropolis Healthcare Ltd.(a)	43,414	1,899,109
Narayana Hrudayalaya Ltd.(b)	121,369	964,065
Thyrocare Technologies Ltd.(a)	31,402	461,376
		12,508,085
Hotels, Restaurants & Leisure — 1.4%
Burger King India Ltd.(b)	260,604	515,049
Chalet Hotel Ltd.(b)	104,368	330,314
Delta Corp. Ltd.	108,661	356,624
Devyani International Ltd.(b)	408,100	804,498
EIH Ltd.(b)	265,287	424,538
Indian Hotels Co. Ltd. (The)	1,104,740	2,649,637
Westlife Development Ltd.(b)	92,555	676,560
		5,757,220

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables — 4.2%
Amber Enterprises India Ltd.(b)	28,587	$1,146,730
Bajaj Electricals Ltd.(b)	77,810	1,112,453
Crompton Greaves Consumer Electricals Ltd.	905,602	5,406,846
Dixon Technologies India Ltd.	54,738	3,692,872
Johnson Controls-Hitachi Air Conditioning India Ltd.(b)	11,979	302,024
Orient Electric Ltd.	216,028	1,120,691
Sheela Foam Ltd.(b)	24,833	1,077,449
Symphony Ltd.	29,677	369,811
TTK Prestige Ltd.	7,056	936,618
Whirlpool of India Ltd.	53,833	1,462,576
		16,628,070
Household Products — 0.1%
Jyothy Labs Ltd.	249,239	512,851

Independent Power and Renewable Electricity Producers — 0.7%
Adani Power Ltd.(b)	1,308,929	1,713,209
NLC India Ltd.	470,583	358,483
Reliance Power Ltd.(b)	4,038,651	693,238
		2,764,930
Industrial Conglomerates — 0.6%
3M India Ltd.(b)	4,779	1,589,777
Godrej Industries Ltd.(b)	85,670	649,804
		2,239,581
Insurance — 1.1%
Max Financial Services Ltd.(b)	351,365	4,398,843

Interactive Media & Services — 0.3%
Brightcom Group Ltd.	458,639	838,827
Just Dial Ltd.(b)	49,618	432,007
		1,270,834
Internet & Direct Marketing Retail — 0.1%
CarTrade Tech Ltd.(b)	31,109	380,457

IT Services — 4.0%
Coforge Ltd.	35,990	2,592,969
Computer Age Management Services Ltd.	45,567	1,861,723
eClerx Services Ltd.	26,641	775,736
Firstsource Solutions Ltd.	472,976	1,066,375
Happiest Minds Technologies Ltd.	99,682	1,598,159
Infibeam Avenues Ltd.	565,070	296,867
Mastek Ltd.	21,559	773,258
NIIT Ltd.	124,682	667,520
Persistent Systems Ltd.	82,274	4,529,686
Sonata Software Ltd.	105,790	1,286,625
Vakrangee Ltd.	719,061	327,227
		15,776,145
Life Sciences Tools & Services — 0.4%
Syngene International Ltd.(a)(b)	204,027	1,621,541

Machinery — 5.3%
AIA Engineering Ltd.	72,021	1,818,441
Ashok Leyland Ltd.	2,490,574	3,967,370
BEML Ltd.	31,799	782,188
Cochin Shipyard Ltd.(a)	57,596	260,388
Cummins India Ltd.	211,665	2,477,478
Escorts Ltd.	114,397	2,813,180
GMM Pfaudler Ltd.	11,162	664,049
Grindwell Norton Ltd.	46,574	999,774
ISGEC Heavy Engineering Ltd.	43,669	320,113
Lakshmi Machine Works Ltd.	5,438	615,315
Security	Shares	Value

Machinery (continued)
MTAR Technologies Ltd.	18,268	$513,152
Schaeffler India Ltd.	13,261	1,370,882
SKF India Ltd.	37,750	1,946,017
Thermax Ltd.	70,767	1,648,898
Timken India Ltd.	31,909	858,054
		21,055,299
Marine — 0.1%
Shipping Corp. of India Ltd.	197,598	390,713

Media — 2.3%
Affle India Ltd.(b)	90,443	1,386,362
Sun TV Network Ltd.	133,740	927,934
TV18 Broadcast Ltd.(b)	756,343	414,763
Zee Entertainment Enterprises Ltd.	1,466,865	6,327,182
		9,056,241
Metals & Mining — 2.3%
APL Apollo Tubes Ltd.(b)	190,737	2,355,447
Jindal Stainless Hisar Ltd.(b)	160,138	644,579
Jindal Stainless Ltd.(b)	299,486	658,130
Jindal Steel & Power Ltd.(b)	692,325	3,151,272
National Aluminium Co. Ltd.	1,402,419	1,644,691
Ratnamani Metals & Tubes Ltd.	27,752	813,336
		9,267,455
Multiline Retail — 0.3%
Future Retail Ltd.(b)	368,070	242,923
V-Mart Retail Ltd.(b)	16,407	860,415
		1,103,338
Oil, Gas & Consumable Fuels — 0.7%
Aegis Logistics Ltd.	238,238	726,127
Great Eastern Shipping Co. Ltd. (The)	174,566	681,956
Oil India Ltd.	460,018	1,292,318
		2,700,401
Paper & Forest Products — 0.4%
Century Plyboards India Ltd.	94,249	755,327
Century Textiles & Industries Ltd.	75,812	771,589
		1,526,916
Personal Products — 0.9%
Bajaj Consumer Care Ltd.	162,730	396,065
Emami Ltd.	339,423	2,384,833
Gillette India Ltd.	11,058	798,850
		3,579,748
Pharmaceuticals — 6.3%
Aarti Drugs Ltd.	56,865	383,731
Ajanta Pharma Ltd.	44,051	1,219,336
Alembic Pharmaceuticals Ltd.	100,061	1,073,158
AstraZeneca Pharma India Ltd.	8,484	354,154
Caplin Point Laboratories Ltd.	32,089	319,620
Eris Lifesciences Ltd.(a)	57,635	551,416
FDC Ltd./India(b)	85,934	325,932
GlaxoSmithKline Pharmaceuticals Ltd.	55,400	1,237,668
Glenmark Pharmaceuticals Ltd.	239,398	1,668,791
Granules India Ltd.	231,147	923,598
Hikal Ltd.	62,767	421,774
IOL Chemicals and Pharmaceuticals Ltd.	41,090	242,927
Ipca Laboratories Ltd.	118,387	3,308,425
JB Chemicals & Pharmaceuticals Ltd.	59,011	1,287,817
Jubilant Pharmova Ltd.	108,038	837,235
Laurus Labs Ltd.(a)	546,320	3,691,323

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Natco Pharma Ltd.	154,700	$1,725,210
Procter & Gamble Health Ltd.	12,675	898,048
Sanofi India Ltd.	13,678	1,445,787
Shilpa Medicare Ltd.	55,336	400,480
Solara Active Pharma Sciences Ltd.	22,082	374,398
Strides Pharma Science Ltd.	98,960	642,662
Sun Pharma Advanced Research Co. Ltd.(b)	111,760	366,907
Suven Pharmaceuticals Ltd.	151,185	980,577
Wockhardt Ltd.(b)	56,406	326,756
		25,007,730
Professional Services — 1.4%
L&T Technology Services Ltd.(a)	44,618	3,128,553
Quess Corp. Ltd.(a)	112,823	1,340,316
TeamLease Services Ltd.(b)	18,837	1,071,424
		5,540,293
Real Estate Management & Development — 2.3%
Brigade Enterprises Ltd.	174,099	1,166,738
Indiabulls Real Estate Ltd.(b)	306,477	681,775
NESCO Ltd.	35,868	281,145
Oberoi Realty Ltd.(b)	215,942	2,388,291
Phoenix Mills Ltd. (The)	160,489	2,030,180
Prestige Estates Projects Ltd.	238,071	1,335,185
Sobha Ltd.	64,376	732,637
Sunteck Realty Ltd.	86,943	501,282
		9,117,233
Semiconductors & Semiconductor Equipment — 0.1%
Borosil Renewables Ltd.(b)	59,979	469,401

Software — 4.2%
Birlasoft Ltd.	235,565	1,484,438
Cyient Ltd.	140,247	1,887,481
Intellect Design Arena Ltd.(b)	136,554	1,126,055
KPIT Technologies Ltd.	279,108	1,835,706
Oracle Financial Services Software Ltd.	36,553	2,057,653
Route Mobile Ltd.	34,394	829,014
Tanla Platforms Ltd.	113,108	2,251,353
Tata Elxsi Ltd.	58,175	4,467,723
Zensar Technologies Ltd.	153,249	908,936
		16,848,359
Textiles, Apparel & Luxury Goods — 3.5%
Aditya Birla Fashion and Retail Ltd.(b)	500,624	1,698,664
Alok Industries Ltd.(b)	2,106,316	598,759
Bata India Ltd.	87,237	2,181,775
Garware Technical Fibres Ltd.	15,744	671,360
Indo Count Industries Ltd.	133,983	415,574
KPR Mill Ltd.	145,950	1,024,851
Lux Industries Ltd.	12,757	646,741
Rajesh Exports Ltd.	100,202	1,020,565
Relaxo Footwears Ltd.	84,314	1,450,054
Trident Ltd.	1,729,414	1,196,627
Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Vaibhav Global Ltd.	83,154	$544,368
Vardhman Textiles Ltd.	39,137	1,055,378
VIP Industries Ltd.(b)	95,965	714,915
Welspun India Ltd.	419,147	770,970
		13,990,601
Thrifts & Mortgage Finance — 2.2%
Aavas Financiers Ltd.(b)	59,951	2,242,378
Can Fin Homes Ltd.	101,674	798,895
Home First Finance Company India Ltd.(a)(b)	44,554	479,851
IIFL Finance Ltd.	192,971	793,411
Indiabulls Housing Finance Ltd.	431,569	1,311,115
LIC Housing Finance Ltd.	513,802	2,543,919
PNB Housing Finance Ltd.(a)(b)	100,077	733,408
		8,902,977
Tobacco — 0.1%
Godfrey Phillips India Ltd.	21,174	340,994

Trading Companies & Distributors — 0.5%
IndiaMART Intermesh Ltd.(a)	20,745	2,060,790

Transportation Infrastructure — 0.5%
GMR Infrastructure Ltd.(b)	3,072,627	1,538,314
Gujarat Pipavav Port Ltd.	451,179	591,156
		2,129,470
Wireless Telecommunication Services — 0.5%
Vodafone Idea Ltd.(b)	14,627,887	2,154,101

Total Common Stocks — 99.2%
(Cost: $269,904,657)		396,581,961

Rights

Hotels, Restaurants & Leisure — 0.0%
Indian Hotels Co. Ltd. (The), (Expires 12/08/21)(b)	128,478	53,339

Total Rights — 0.0%
(Cost: $0)		53,339

Total Investments in Securities — 99.2%
(Cost: $269,904,657)		396,635,300

Other Assets, Less Liabilities — 0.8%		3,065,380

Net Assets — 100.0%		$399,700,680

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $579,636, representing 0.2% of its net assets as of period end, and an original cost of $3,554,476.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$7,290,000	$—	$(7,290,000	)(b)	$—	$—	$—	—	$148	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SGX CNX Nifty Index	23	12/30/21	$784	$(31,642)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$54,854,203	$341,727,730	$28	$396,581,961
Rights	53,339	—	—	53,339
	$54,907,542	$341,727,730	$28	$396,635,300
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(31,642)	$—	$(31,642)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
November 30, 2021

Portfolio Abbreviations - Equity

REIT	Real Estate Investment Trust